BLACKROCK GOVERNMENT INCOME PORTFOLIO
BLACKROCK HIGH YIELD BOND PORTFOLIO
BLACKROCK LOW DURATION BOND PORTFOLIO
BLACKROCK TOTAL RETURN PORTFOLIO II
(the “Funds”)

Supplement Dated March 2, 2009
to the Investor, Institutional, and Class R Shares Prospectus

This supplement to the prospectus is intended to provide clarification about certain expenses incurred by the Funds. The Annual Fund Operating Expenses table for each Fund in the prospectus includes both operating expenses as well as “Interest Expense” from investment transactions, both of which are required to be reported under Expenses and Fees. This supplement adds a new footnote explaining the reason for including Interest Expense and clarifies the net operating expenses after waivers and without Interest Expense.

The Prospectus is revised as set forth below.

BLACKROCK GOVERNMENT INCOME PORTFOLIO

The Expenses and Fees section applicable to the BlackRock Government Income Portfolio is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C, Institutional and Class R Shares of the Government Income Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees	Investor A	Investor B	Investor C	Institutional	Class R
(Fees paid directly from your investment)	Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as percentage of offering price)	4.00%[1]	None	None	None	None

Maximum Deferred Sales Charge (Load)
(as percentage of offering price or redemption
proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None	None

Redemption Fee	None	None	None	None	None

Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional	Class R
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares	Shares

Management Fee	0.48%	0.48%	0.48%	0.48%	0.48%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%

Other Expenses	0.39%	0.44%	0.55%	0.56%	0.57%

Interest Expense[5]	0.57%	0.59%	0.62%	0.46%	0.59%

Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses[6]	1.71%	2.53%	2.67%	1.52%	2.16%

Fee Waivers and Expense Reimbursements[7]	(0.05)%	(0.10)%	(0.21)%	—%	—%

Net Annual Fund Operating Expenses[7]	1.66%	2.43%	2.46%	1.52%	2.16%

(footnotes appear on following page)

1	Reduced front-end sales charges may be available (see the section “Details About the Share Classes — Investor A Shares — Initial Sales Charge Options” for more information regarding the reduction of front-end sales charges).
2	A contingent deferred sales charge (CDSC) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more.
3	The CDSC is 4.50% if shares are redeemed within the first year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” for the complete schedule of CDSCs.) As of October 2, 2006, Investor B Shares generally are no longer available for purchase but continue to be available for exchange and for dividend and capital gain reinvestment. Investor B Shares automatically convert to Investor A Shares approximately seven years after you buy them and will no longer be subject to distribution fees.
4	There is no CDSC on Investor C Shares after one year.
5	Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.
6	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses.
7	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.07% (for Investor A Shares) and 1.82% (for Investor B and C Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. In addition, BlackRock has also agreed to voluntarily waive or reimburse fees or expenses such that Net Annual Fund Operating Expenses would not exceed 0.95% (for Investor A Shares), 0.70% (for Institutional Shares) and 1.21% (for Class R Shares) (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses).
These voluntary waivers and reimbursements may be terminated at any time. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (including all waivers/ reimbursements and excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional	Class R
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares	Shares

Net Annual Fund Operating Expenses[7]	0.92%	1.72%	1.80%	0.70%	1.21%

            See the “Management of the Funds” section for a discussion of these waivers and reimbursements.

BLACKROCK HIGH YIELD BOND PORTFOLIO

The Expenses and Fees section applicable to the BlackRock High Yield Bond Portfolio is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C, Institutional Shares and Class R Shares of the High Yield Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees	Investor A	Investor B	Investor C	Institutional	Class R
(Fees paid directly from your investment)	Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as percentage of offering price)	4.00%[1]	None	None	None	None

Maximum Deferred Sales Charge (Load)
(as percentage of offering price or redemption
proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None	None

Redemption Fee[5]	2.00%	2.00%	2.00%	2.00%	2.00%

Exchange Fee	— [5]	— [5]	— [5]	— [5]	— [5]

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional	Class R
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares	Shares

Management Fee	0.48%	0.48%	0.48%	0.48%	0.48%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%

Other Expenses	0.49%	0.33%	0.34%	0.20%	0.68%

Interest Expense[6]	0.03%	0.04%	0.03%	0.03%	0.03%

Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses[7]	1.27%	1.87%	1.87%	0.73%	1.71%

Fee Waivers and Expense Reimbursements[8]	(0.26)%	(0.10)%	(0.11)%	—%	—%

Net Annual Fund Operating Expenses[8]	1.01%	1.77%	1.76%	0.73%	1.71%

1	Reduced front-end sales charges may be available (see the section “Details About the Share Classes — Investor A Shares — Initial Sales Charge Options” for more information regarding the reduction of front-end sales charges).
2	A contingent deferred sales charge (CDSC) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more.
3	The CDSC is 4.50% if shares are redeemed within the first year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” for the complete schedule of CDSCs.) As of October 2, 2006, Investor B Shares generally are no longer available for purchase but continue to be available for exchange and for dividend and capital gain reinvestment. Investor B Shares automatically convert to Investor A Shares approximately seven years after you buy them and will no longer be subject to distribution fees.
4	There is no CDSC on Investor C Shares after one year.
5	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.
6	Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.
7	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses.
8	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.96% (for Investor A Shares), 1.71% (for Investor B and C Shares) and 0.70% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. In addition, BlackRock has also agreed to voluntarily waive or reimburse fees or expenses such that Net Annual Fund Operating Expenses would not exceed 0.62% (for Institutional Shares) and 1.17% (for Class R Shares) (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses).
These voluntary waivers and reimbursements may be terminated at any time. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (including all waivers/ reimbursements and excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional	Class R
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares	Shares

Net Annual Fund Operating Expenses[8]	0.96%	1.70%	1.71%	0.61%	1.17%

              See the “Management of the Funds” section for a discussion of these waivers and reimbursements.

BLACKROCK LOW DURATION BOND PORTFOLIO

The Expenses and Fees section applicable to the BlackRock Low Duration Bond Portfolio is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C and Institutional Shares of the Low Duration Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees	Investor A	Investor B	Investor C	Institutional
(Fees paid directly from your investment)	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as percentage of offering price)	3.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load)
(as percentage of offering price or redemption
proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None

Redemption Fee	None	None	None	None

Exchange Fee	None	None	None	None

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fee	0.49%	0.49%	0.49%	0.49%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None

Other Expenses	0.34%	0.33%	0.30%	0.27%

Interest Expense[5]	0.02%	0.02%	0.02%	0.02%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[6]	1.11%	1.85%	1.82%	0.79%

Fee Waivers and Expense Reimbursements[7]	(0.27)%	(0.26)%	(0.23)%	(0.21)%

Net Annual Fund Operating Expenses[7]	0.84%	1.59%	1.59%	0.58%

1	Reduced front-end sales charges may be available (see the section “Details About the Share Classes — Investor A Shares — Initial Sales Charge Options” for more information regarding the reduction of front-end sales charges).
2	A contingent deferred sales charge (CDSC) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more.
3	The CDSC is 4.50% if shares are redeemed within the first year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” for the complete schedule of CDSCs.) As of October 2, 2006, Investor B Shares generally are no longer available for purchase but continue to be available for exchange and for dividend and capital gain reinvestment. Investor B Shares automatically convert to Investor A Shares approximately seven years after you buy them and will no longer be subject to distribution fees.
4	There is no CDSC on Investor C Shares after one year.
5	Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.
6	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses.
7	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.81% (for Investor A Shares), 1.56% (for Investor B and C Shares) and 0.55% (for Institutional Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. In addition, BlackRock has also agreed to voluntarily waive or reimburse fees or expenses such that Net Annual Fund Operating Expenses would not exceed 0.81% (for Investor A Shares) and 0.45% (for Institutional Shares) (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses).
These voluntary waivers and reimbursements may be terminated at any time. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (including all waivers/ reimbursements and excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Net Annual Fund Operating Expenses[7]	0.81%	1.55%	1.55%	0.45%

              See the “Management of the Funds” section for a discussion of these waivers and reimbursements.

BLACKROCK TOTAL RETURN PORTFOLIO II

The Expenses and Fees section applicable to the BlackRock Total Return Portfolio II is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describe the fees and expenses that you may pay if you buy and hold Investor A, Investor B, Investor C, Institutional and Class R Shares of the Total Return II Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees	Investor A	Investor B	Investor C	Institutional	Class R
(Fees paid directly from your investment)	Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as percentage of offering price)	4.00%[1]	None	None	None	None

Maximum Deferred Sales Charge (Load)
(as percentage of offering price or redemption
proceeds, whichever is lower)	None [2]	4.50%[3]	1.00%[4]	None	None

Redemption Fee	None	None	None	None	None

Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional	Class R
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares	Shares

Management Fee	0.46%	0.46%	0.46%	0.46%	0.46%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%

Other Expenses	0.28%	0.32%	0.28%	0.20%	0.32%

Interest Expense[5]	0.46%	0.48%	0.45%	0.46%	0.46%

Acquired Fund Fees and Expenses[6]	—%	—%	—%	—%	—%

Total Annual Fund Operating Expenses	1.45%	2.26%	2.19%	1.12%	1.74%

Fee Waivers and Expense Reimbursements[7]	(0.18)%	(0.13)%	(0.09)%	(0.11)%	(0.18)%

Net Annual Fund Operating Expenses[7]	1.27%	2.13%	2.10%	1.01%	1.56%

1	Reduced front-end sales charges may be available (see the section “Details About the Share Classes — Investor A Shares — Initial Sales Charge Options” for more information regarding the reduction of front-end sales charges).
2	A contingent deferred sales charge (CDSC) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more.
3	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares”) for the complete schedule of CDSCs.) As of October 2, 2006, Investor B Shares generally are no longer available for purchase but continue to be available for exchange and for dividend and capital gain reinvestment. Investor B Shares automatically convert to Investor A Shares approximately seven years after you buy them and will no longer be subject to distribution fees.
4	There is no CDSC on Investor C Shares after one year.
5	Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.
6	Acquired Fund Fees and Expenses were less than 0.01% for the Fund’s last fiscal year.
7	BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit Net Annual Fund Operating Expenses (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.81% (for Investor A Shares), 1.65% (for Investor B and C Shares), 0.55% (for Institutional Shares) and 1.10% (for Class R Shares) of average daily net assets until February 1, 2010. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (including all waivers/ reimbursements and excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses	Investor A	Investor B	Investor C	Institutional	Class R
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares	Shares

Net Annual Fund Operating Expenses[7]	0.81%	1.61%	1.57%	0.49%	1.02%

See the “Management of the Funds” section for a discussion of these waivers and reimbursements.